UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22903
J.P. Morgan Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

390 Madison Avenue
New York, NY 10017
(Address of principal executive offices) (Zip code)

Gregory S. Samuels
J.P. Morgan Investment Management Inc.
390 Madison Avenue
New York, NY 10017
(Name and Address of Agent for Service)
With copies to:
Elizabeth A. Davin, Esq. JPMorgan Chase & Co. 1111 Polaris Parkway Columbus, OH 43240	Alison M. Fumai, Esq. Dechert LLP 1905 Avenue of the Americas New York, NY 10036
Registrant's telephone number, including area code:
1-844-457-6383
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2026

Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)
JPMorgan Equity Premium Yield ETF
Ticker: ROCY - The NASDAQ Stock Market® LLC
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Equity Premium Yield ETF (the "Fund") for the period of March 18, 2026 (fund inception) to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Equity Premium Yield ETF	$10	0.35%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$255,837,874
Total number of portfolio holdings	117
Portfolio turnover rate	113%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Call Options Purchased
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
ROCY-626
JPMorgan Equity Premium Yield ETF

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)
JPMorgan Nasdaq Equity Premium Yield ETF

Ticker: ROCQ - The NASDAQ Stock Market® LLC

SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Nasdaq Equity Premium Yield ETF (the "Fund") for the period of March 18, 2026 (fund inception) to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Nasdaq Equity Premium Yield ETF	$11	0.35%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$386,126,233
Total number of portfolio holdings	101
Portfolio turnover rate	141%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Call Options Purchased
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
ROCQ-626
JPMorgan Nasdaq Equity Premium Yield ETF

ITEM 2. CODE OF ETHICS.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to a semi-annual report.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included in the financial statements files under Item 7 of this Form.

Included in Item 7.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT

COMPANIES.

Semi-Annual Financial Statements
J.P. Morgan Exchange-Traded Funds
June 30, 2026 (Unaudited)
Fund	Ticker	Listing Exchange
JPMorgan Equity Premium Yield ETF	ROCY	The NASDAQ Stock Market® LLC
JPMorgan Nasdaq Equity Premium Yield ETF	ROCQ	The NASDAQ Stock Market® LLC

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.
Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from a Fund. Shares may only be subscribed and redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

JPMorgan Equity Premium Yield ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 97.9%
Aerospace & Defense — 2.9%
Howmet Aerospace, Inc.	9,672	2,600,414
Northrop Grumman Corp.	2,925	1,489,732
RTX Corp.	14,075	2,670,449
Textron, Inc.	7,486	686,691
		7,447,286
Air Freight & Logistics — 0.3%
United Parcel Service, Inc., Class B	7,580	814,850
Automobile Components — 0.1%
Aptiv plc *	4,120	252,886
Automobiles — 1.5%
Tesla, Inc. *	9,216	3,876,250
Banks — 3.7%
Bank of America Corp.	57,763	3,291,336
First Citizens BancShares, Inc., Class A	376	782,377
Wells Fargo & Co.	65,201	5,388,210
		9,461,923
Beverages — 0.8%
Coca-Cola Co. (The)	10,316	838,381
PepsiCo, Inc.	8,492	1,149,817
		1,988,198
Biotechnology — 2.3%
AbbVie, Inc.	14,563	3,664,633
Regeneron Pharmaceuticals, Inc.	2,123	1,323,776
Vertex Pharmaceuticals, Inc. *	1,934	960,676
		5,949,085
Broadline Retail — 4.1%
Amazon.com, Inc. *	43,609	10,393,769
Building Products — 0.8%
Trane Technologies plc	4,325	2,124,267
Capital Markets — 3.3%
Ameriprise Financial, Inc.	3,507	1,608,871
Blackstone, Inc.	6,809	801,215
Charles Schwab Corp. (The)	18,431	1,700,628
CME Group, Inc.	5,331	1,177,245
Morgan Stanley	9,939	2,077,649
State Street Corp.	6,888	1,168,205
		8,533,813
Chemicals — 0.7%
Axalta Coating Systems Ltd. *	24,926	852,968
INVESTMENTS	SHARES	VALUE($)

Chemicals — continued
DuPont de Nemours, Inc.	3,869	524,791
Linde plc	959	497,663
		1,875,422
Communications Equipment — 0.4%
Arista Networks, Inc. *	3,397	577,082
Motorola Solutions, Inc.	881	365,871
		942,953
Construction Materials — 0.4%
Vulcan Materials Co.	3,114	918,661
Consumer Finance — 1.1%
American Express Co.	7,957	2,691,455
Consumer Staples Distribution & Retail — 1.5%
BJ's Wholesale Club Holdings, Inc. *	8,319	725,583
Costco Wholesale Corp.	755	706,280
Performance Food Group Co. *	11,260	1,258,755
Walmart, Inc.	9,530	1,079,368
		3,769,986
Diversified Telecommunication Services — 0.8%
AT&T, Inc.	51,472	1,065,471
Comcast Corp., Class A	43,184	1,060,167
		2,125,638
Electric Utilities — 2.0%
Entergy Corp.	12,817	1,472,161
NextEra Energy, Inc.	19,249	1,689,485
Southern Co. (The)	19,847	1,899,556
		5,061,202
Electrical Equipment — 1.4%
Eaton Corp. plc	3,963	1,688,713
GE Vernova, Inc.	1,510	1,774,039
		3,462,752
Electronic Equipment, Instruments & Components — 1.1%
Amphenol Corp., Class A	11,307	1,993,650
Corning, Inc.	3,617	923,891
		2,917,541
Entertainment — 1.0%
Netflix, Inc. *	8,019	572,557
Spotify Technology SA *	865	397,147
Walt Disney Co. (The)	15,302	1,472,818
		2,442,522
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Exchange-Traded Funds	1

JPMorgan Equity Premium Yield ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Financial Services — 2.7%
Berkshire Hathaway, Inc., Class B *	3,664	1,833,429
Corpay, Inc. *	1,997	665,540
Fidelity National Information Services, Inc.	10,269	399,259
Mastercard, Inc., Class A	7,659	3,933,662
		6,831,890
Food Products — 0.6%
Mondelez International, Inc., Class A	28,339	1,639,128
Ground Transportation — 1.2%
CSX Corp.	63,534	3,019,771
Health Care Equipment & Supplies — 1.5%
Edwards Lifesciences Corp. *	10,379	938,884
Medtronic plc	16,591	1,297,914
Stryker Corp.	5,488	1,727,842
		3,964,640
Health Care Providers & Services — 1.4%
Cigna Group (The)	3,444	949,442
UnitedHealth Group, Inc.	6,165	2,562,359
		3,511,801
Health Care REITs — 0.4%
Ventas, Inc.	11,952	1,061,338
Hotels, Restaurants & Leisure — 1.5%
Chipotle Mexican Grill, Inc., Class A *	18,777	638,418
Hilton Worldwide Holdings, Inc.	4,671	1,543,579
McDonald's Corp.	6,023	1,628,077
		3,810,074
Household Products — 0.2%
Procter & Gamble Co. (The)	4,152	608,849
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	1,290	204,633
Industrial Conglomerates — 0.7%
3M Co.	10,395	1,683,054
Industrial REITs — 0.6%
Prologis, Inc.	10,678	1,446,549
Insurance — 1.3%
Arthur J Gallagher & Co.	2,611	599,407
MetLife, Inc.	12,062	1,020,566
Progressive Corp. (The)	8,005	1,748,692
		3,368,665
INVESTMENTS	SHARES	VALUE($)

Interactive Media & Services — 7.6%
Alphabet, Inc., Class A	37,334	13,342,052
Meta Platforms, Inc., Class A	10,788	6,076,772
		19,418,824
IT Services — 0.2%
Cognizant Technology Solutions Corp., Class A	12,691	491,522
Life Sciences Tools & Services — 0.7%
Thermo Fisher Scientific, Inc.	3,538	1,773,812
Machinery — 1.3%
Deere & Co.	2,705	1,715,862
Dover Corp.	7,124	1,597,771
		3,313,633
Multi-Utilities — 0.5%
CMS Energy Corp.	17,267	1,320,925
Oil, Gas & Consumable Fuels — 3.1%
ConocoPhillips	18,117	1,883,443
EOG Resources, Inc.	15,412	1,999,399
Exxon Mobil Corp.	29,927	4,091,619
		7,974,461
Pharmaceuticals — 3.0%
Bristol-Myers Squibb Co.	39,850	2,296,157
Elanco Animal Health, Inc. *	33,167	816,240
Eli Lilly & Co.	3,067	3,678,652
Johnson & Johnson	3,869	982,610
		7,773,659
Professional Services — 0.2%
Leidos Holdings, Inc.	4,466	459,864
Semiconductors & Semiconductor Equipment — 19.6%
Advanced Micro Devices, Inc. *	7,266	4,220,892
Analog Devices, Inc.	4,136	1,642,695
ASML Holding NV (Registered), NYRS (Netherlands)	723	1,438,365
Broadcom, Inc.	17,283	6,528,653
Intel Corp. *	7,800	1,089,114
Lam Research Corp.	10,175	4,409,133
Micron Technology, Inc.	6,511	7,515,582
NVIDIA Corp. (a)	104,721	20,953,625
NXP Semiconductors NV (Netherlands)	6,118	1,719,342
Qnity Electronics, Inc.	4,545	742,244
		50,259,645
Software — 7.0%
AppLovin Corp., Class A *	598	308,107
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Exchange-Traded Funds	June 30, 2026

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Software — continued
Autodesk, Inc. *	1,714	333,236
Cadence Design Systems, Inc. *	1,777	666,944
Crowdstrike Holdings, Inc., Class A *	1,590	1,213,393
Intuit, Inc.	2,611	681,471
Microsoft Corp. (a)	33,371	12,448,050
Oracle Corp.	4,215	617,708
Palantir Technologies, Inc., Class A *	4,167	486,164
Roper Technologies, Inc.	928	314,026
Salesforce, Inc.	5,567	872,126
		17,941,225
Specialized REITs — 0.5%
Digital Realty Trust, Inc.	7,659	1,375,403
Specialty Retail — 1.8%
AutoZone, Inc. *	346	1,105,795
Lowe's Cos., Inc.	9,845	2,170,724
TJX Cos., Inc. (The)	8,933	1,353,350
		4,629,869
Technology Hardware, Storage & Peripherals — 8.8%
Apple, Inc. (a)	58,093	16,809,791
Hewlett Packard Enterprise Co.	34,802	1,569,918
Sandisk Corp. *	252	572,980
Seagate Technology Holdings plc	3,586	3,460,490
		22,413,179
Tobacco — 1.2%
Philip Morris International, Inc.	16,969	3,069,862
Total Common Stocks (Cost $236,033,946)		250,416,734
	NO. OF CONTRACTS
Options Purchased — 0.1%
Call Options Purchased — 0.1%
State Street SPDR S&P 500 ETF Trust
7/2/2026 at USD 772.00, American Style
Notional Amount: USD 126,278,807
Counterparty: Exchange-Traded *	1,691	845
State Street SPDR S&P 500 ETF Trust
7/10/2026 at USD 761.00, American Style
Notional Amount: USD 126,278,807
Counterparty: Exchange-Traded *	1,691	142,044
Total Call Options Purchased (Cost $121,904)		142,889
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 2.4%
Investment Companies — 2.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (b) (c) (Cost $6,271,012)	6,271,012	6,271,012
Total Investments — 100.4% (Cost $242,426,862)		256,830,635
Liabilities in Excess of Other Assets — (0.4)%		(992,761)
NET ASSETS — 100.0%		255,837,874

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipt
USD	United States Dollar

*	Non-income producing security.
(a)	All or a portion of the security is segregated as collateral for options written. The total value of securities segregated as collateral is $10,302,656.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Exchange-Traded Funds	3

JPMorgan Equity Premium Yield ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (Unaudited) (continued)
Written Call Options Contracts as of June 30, 2026:
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
State Street SPDR S&P 500 ETF Trust	Exchange-Traded	1,691	USD 126,278,807	USD 758.00	7/02/2026	(15,219)
State Street SPDR S&P 500 ETF Trust	Exchange-Traded	1,691	USD 126,278,807	USD 747.00	7/10/2026	(1,034,892)
						(1,050,111)
Total Written Options Contracts (Premiums Received $ (993,699))						(1,050,111)

Abbreviations
ETF	Exchange Traded Fund
SPDR	Standard & Poor's Depositary Receipt
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Exchange-Traded Funds	June 30, 2026

JPMorgan Nasdaq Equity Premium Yield ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.1%
Aerospace & Defense — 0.3%
TransDigm Group, Inc.	776	1,033,663
Air Freight & Logistics — 0.1%
United Parcel Service, Inc., Class B	2,640	283,800
Automobiles — 2.9%
Tesla, Inc. *	26,708	11,233,385
Beverages — 1.4%
Coca-Cola Co. (The)	35,129	2,854,934
Monster Beverage Corp. *	26,582	2,555,062
		5,409,996
Biotechnology — 2.1%
AbbVie, Inc.	9,882	2,486,707
Alnylam Pharmaceuticals, Inc. *	3,200	963,296
Insmed, Inc. *	7,242	772,142
Natera, Inc. *	1,619	439,478
Neurocrine Biosciences, Inc. *	2,165	364,878
Regeneron Pharmaceuticals, Inc.	4,736	2,953,085
		7,979,586
Broadline Retail — 5.0%
Alibaba Group Holding Ltd., ADR (China)	3,757	360,597
Amazon.com, Inc. * (a)	72,533	17,287,515
MercadoLibre, Inc. (Brazil) *	1,040	1,765,286
		19,413,398
Building Products — 0.2%
Trane Technologies plc	1,619	795,188
Capital Markets — 0.2%
Robinhood Markets, Inc., Class A *	7,976	799,833
Chemicals — 0.5%
Air Products and Chemicals, Inc.	4,477	1,312,567
PPG Industries, Inc.	4,749	576,006
		1,888,573
Commercial Services & Supplies — 0.3%
Republic Services, Inc., Class A	4,832	1,029,603
Communications Equipment — 0.4%
Arista Networks, Inc. *	1,280	217,446
Motorola Solutions, Inc.	3,472	1,441,887
		1,659,333
Construction Materials — 0.2%
Vulcan Materials Co.	2,395	706,549
Consumer Staples Distribution & Retail — 3.5%
Walmart, Inc.	118,196	13,386,879
INVESTMENTS	SHARES	VALUE($)

Diversified Telecommunication Services — 0.8%
AT&T, Inc.	54,756	1,133,449
Space Exploration Technologies Corp., Class A *	11,003	1,879,973
		3,013,422
Electric Utilities — 1.2%
Entergy Corp.	14,045	1,613,209
NextEra Energy, Inc.	14,025	1,230,974
Southern Co. (The)	18,286	1,750,153
		4,594,336
Electrical Equipment — 0.3%
Eaton Corp. plc	2,627	1,119,417
Electronic Equipment, Instruments & Components — 0.2%
Keysight Technologies, Inc. *	2,696	943,789
Entertainment — 2.3%
Netflix, Inc. *	81,575	5,824,455
Take-Two Interactive Software, Inc. *	6,669	1,667,117
Walt Disney Co. (The)	13,298	1,279,932
		8,771,504
Financial Services — 0.6%
Corpay, Inc. *	2,123	707,532
Mastercard, Inc., Class A	2,899	1,488,927
		2,196,459
Food Products — 0.6%
Mondelez International, Inc., Class A	42,528	2,459,819
Ground Transportation — 0.9%
Norfolk Southern Corp.	8,834	2,779,088
Uber Technologies, Inc. *	10,957	790,657
		3,569,745
Health Care Equipment & Supplies — 0.6%
Abbott Laboratories	6,125	555,782
Boston Scientific Corp. *	7,160	305,589
Edwards Lifesciences Corp. *	9,325	843,539
Stryker Corp.	1,634	514,449
		2,219,359
Health Care Providers & Services — 0.2%
UnitedHealth Group, Inc.	1,810	752,290
Health Care Technology — 0.1%
Veeva Systems, Inc., Class A *	2,136	379,076
Hotels, Restaurants & Leisure — 2.1%
Booking Holdings, Inc.	18,612	3,317,403
Chipotle Mexican Grill, Inc., Class A *	20,136	684,624
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Exchange-Traded Funds	5

JPMorgan Nasdaq Equity Premium Yield ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
DoorDash, Inc., Class A *	9,869	1,821,126
Hilton Worldwide Holdings, Inc.	4,832	1,596,783
McDonald's Corp.	2,109	570,084
		7,990,020
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	2,437	386,581
Industrial Conglomerates — 0.3%
3M Co.	7,242	1,172,552
Industrial REITs — 0.2%
Prologis, Inc.	5,595	757,955
Interactive Media & Services — 9.1%
Alphabet, Inc., Class C	68,272	24,122,546
Meta Platforms, Inc., Class A	19,945	11,234,819
		35,357,365
IT Services — 0.9%
International Business Machines Corp.	5,376	1,511,785
Shopify, Inc., Class A (Canada) *	16,993	1,940,261
		3,452,046
Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc.	1,389	696,389
Machinery — 0.3%
Deere & Co.	2,096	1,329,556
Multi-Utilities — 0.3%
CMS Energy Corp.	7,160	547,740
Public Service Enterprise Group, Inc.	6,397	519,180
		1,066,920
Oil, Gas & Consumable Fuels — 0.5%
Cheniere Energy, Inc.	2,192	523,910
ConocoPhillips	3,688	383,405
Exxon Mobil Corp.	8,835	1,207,921
		2,115,236
Pharmaceuticals — 1.2%
Bristol-Myers Squibb Co.	17,341	999,188
Johnson & Johnson	14,283	3,627,454
		4,626,642
Semiconductors & Semiconductor Equipment — 36.9%
Advanced Micro Devices, Inc. *	31,188	18,117,421
Analog Devices, Inc.	21,101	8,380,684
ARM Holdings plc, ADR *	4,794	1,699,809
INVESTMENTS	SHARES	VALUE($)

Semiconductors & Semiconductor Equipment — continued
ASML Holding NV (Registered), NYRS (Netherlands)	3,077	6,121,507
Broadcom, Inc.	29,702	11,219,931
Intel Corp. *	98,069	13,693,374
Lam Research Corp.	37,206	16,122,476
Marvell Technology, Inc.	7,096	2,113,827
Micron Technology, Inc.	22,219	25,647,170
NVIDIA Corp. (a)	159,989	32,012,199
NXP Semiconductors NV (Netherlands)	13,298	3,737,137
Teradyne, Inc.	7,623	3,688,312
		142,553,847
Software — 10.3%
AppLovin Corp., Class A *	4,832	2,489,591
HubSpot, Inc. *	1,552	283,256
Intuit, Inc.	6,696	1,747,656
Microsoft Corp.	51,648	19,265,737
Nebius Group NV (Netherlands) *	4,998	1,380,298
Oracle Corp.	6,343	929,567
Palantir Technologies, Inc., Class A *	31,053	3,622,953
Palo Alto Networks, Inc. *	17,056	5,816,437
Salesforce, Inc.	2,667	417,812
ServiceNow, Inc. *	8,032	797,417
Synopsys, Inc. *	5,118	2,282,986
Zoom Communications, Inc., Class A *	9,555	824,692
		39,858,402
Specialty Retail — 0.7%
AutoZone, Inc. *	218	696,715
Lowe's Cos., Inc.	5,008	1,104,214
TJX Cos., Inc. (The)	6,955	1,053,682
		2,854,611
Technology Hardware, Storage & Peripherals — 10.9%
Apple, Inc. (a)	94,171	27,249,321
Sandisk Corp. *	1,824	4,147,283
Seagate Technology Holdings plc	10,965	10,581,225
		41,977,829
Tobacco — 0.2%
Philip Morris International, Inc.	4,736	856,790
Total Common Stocks (Cost $346,990,184)		382,691,743
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Exchange-Traded Funds	June 30, 2026

INVESTMENTS	NO. OF CONTRACTS	VALUE($)
Options Purchased — 0.2%
Call Options Purchased — 0.2%
Invesco QQQ Trust 1
7/2/2026 at USD 785.00, American Style
Notional Amount: USD 181,743,520
Counterparty: Exchange-Traded *	2,468	4,936
Invesco QQQ Trust 1
7/10/2026 at USD 760.00, American Style
Notional Amount: USD 192,568,600
Counterparty: Exchange-Traded *	2,615	491,620
Total Call Options Purchased (Cost $378,988)		496,556
	SHARES
Short-Term Investments — 1.5%
Investment Companies — 1.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (b) (c) (Cost $5,887,473)	5,887,473	5,887,473
Total Investments — 100.8% (Cost $353,256,645)		389,075,772
Liabilities in Excess of Other Assets — (0.8)%		(2,949,539)
NET ASSETS — 100.0%		386,126,233

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust
USD	United States Dollar

*	Non-income producing security.
(a)	All or a portion of the security is segregated as collateral for options written. The total value of securities segregated as collateral is $18,058,400.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2026.

Written Call Options Contracts as of June 30, 2026:
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
Invesco QQQ Trust 1	Exchange-Traded	2,468	USD 181,743,520	USD 761.00	7/02/2026	(4,936)
Invesco QQQ Trust 1	Exchange-Traded	2,615	USD 192,568,600	USD 735.00	7/10/2026	(3,114,465)
						(3,119,401)
Total Written Options Contracts (Premiums Received $ (2,335,059))						(3,119,401)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Exchange-Traded Funds	7

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2026 (Unaudited)

	JPMorgan Equity Premium Yield ETF	JPMorgan Nasdaq Equity Premium Yield ETF
ASSETS:
Investments in non-affiliates, at value	$250,416,734	$382,691,743
Investments in affiliates, at value	6,271,012	5,887,473
Options purchased, at value	142,889	496,556
Cash	290	84,400
Receivables:
Fund shares sold	—	103,557
Dividends from non-affiliates	108,742	94,147
Dividends from affiliates	17,331	18,385
Total Assets	256,956,998	389,376,261
LIABILITIES:
Payables:
Investment securities purchased	—	35,838
Options written, at value	1,050,111	3,119,401
Accrued liabilities:
Management fees (See Note 3.A.)	69,013	94,789
Total Liabilities	1,119,124	3,250,028
Net Assets	$255,837,874	$386,126,233
NET ASSETS:
Paid-in-Capital	$245,218,671	$362,281,090
Total distributable earnings (loss)	10,619,203	23,845,143
Total Net Assets	$255,837,874	$386,126,233
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	4,725,000	6,700,000
Net asset value, per share	$54.15	$57.63
Cost of investments in non-affiliates	$236,033,946	$346,990,184
Cost of investments in affiliates	6,271,012	5,887,473
Cost of options purchased	121,904	378,988
Premiums received from options written	993,699	2,335,059
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Exchange-Traded Funds	June 30, 2026

STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED June 30, 2026 (Unaudited)

	JPMorgan Equity Premium Yield ETF (a)	JPMorgan Nasdaq Equity Premium Yield ETF (a)
INVESTMENT INCOME:
Interest income from non-affiliates	$97	$97
Interest income from affiliates	57	117
Dividend income from non-affiliates	576,890	417,344
Dividend income from affiliates	42,211	58,363
Total investment income	619,255	475,921
EXPENSES:
Management fees (See Note 3.A.)	169,329	213,902
Total expenses	169,329	213,902
Net investment income (loss)	449,926	262,019
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(3,229,994)	(7,949,699)
Options purchased	(829,915)	(2,055,393)
Options written	2,677,875	3,304,804
Net realized gain (loss)	(1,382,034)	(6,700,288)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	14,382,788	35,701,559
Options purchased	20,985	117,568
Options written	(56,412)	(784,342)
Change in net unrealized appreciation/depreciation	14,347,361	35,034,785
Net realized/unrealized gains (losses)	12,965,327	28,334,497
Change in net assets resulting from operations	$13,415,253	$28,596,516

(a)
Commencement of operations was March 18, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Exchange-Traded Funds	9

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

	JPMorgan Equity Premium Yield ETF	JPMorgan Nasdaq Equity Premium Yield ETF
	Period Ended June 30, 2026 (Unaudited) (a)	Period Ended June 30, 2026 (Unaudited) (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$449,926	$262,019
Net realized gain (loss)	(1,382,034)	(6,700,288)
Change in net unrealized appreciation/depreciation	14,347,361	35,034,785
Change in net assets resulting from operations	13,415,253	28,596,516
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(2,796,050)	(4,751,373)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	245,218,671	362,281,090
NET ASSETS:
Change in net assets	255,837,874	386,126,233
Beginning of period	—	—
End of period	$255,837,874	$386,126,233
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$245,218,671	$368,033,563
Cost of shares redeemed	—	(5,752,473)
Total change in net assets resulting from capital transactions	$245,218,671	$362,281,090
SHARE TRANSACTIONS:
Issued	4,725,000	6,800,000
Redeemed	—	(100,000)
Net increase in shares from share transactions	4,725,000	6,700,000

(a)
Commencement of operations was March 18, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Exchange-Traded Funds	June 30, 2026

THIS PAGE IS INTENTIONALLY LEFT BLANK

11

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Equity Premium Yield ETF
March 18, 2026 (f) through June 30, 2026 (Unaudited)	$50.00	$0.14	$4.89	$5.03	$(0.88)
JPMorgan Nasdaq Equity Premium Yield ETF
March 18, 2026 (f) through June 30, 2026 (Unaudited)	50.00	0.07	8.72	8.79	(1.16)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at the market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the listing exchange of the Fund.

(f)	Commencement of operations.
(g)
Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the net asset value is used as a proxy for the secondary market trading price to calculate the market returns.

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Exchange-Traded Funds	June 30, 2026

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return(c)(d)	Market price total return(c)(e)	Net assets, end of period	Net expenses	Net investment income (loss)	Portfolio turnover rate(c)

$54.15	$54.17	10.10%	10.14%(g)	$255,837,874	0.35%	0.93%	113%

57.63	57.66	17.68	17.73 (g)	386,126,233	0.35	0.43	141
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Exchange-Traded Funds	13

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (Unaudited)
1. Organization
J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following are 2 separate funds of the Trust (each, a "Fund" and collectively, the "Funds") covered by this report:
Diversification Classification
JPMorgan Equity Premium Yield ETF(1)	Diversified
JPMorgan Nasdaq Equity Premium Yield ETF(1)	Non-Diversified

(1)	Commencement of operations was March 18, 2026.
The investment objective of JPMorgan Equity Premium Yield ETF ("Equity Premium Yield ETF”) and JPMorgan Nasdaq Equity Premium Yield ETF ("Nasdaq Equity Premium Yield ETF”) is to seek to deliver current yield while maintaining prospects for capital appreciation and total return.
Shares of each Fund are listed and traded at market price on an exchange as follows:
Listing Exchange
Equity Premium Yield ETF	The NASDAQ Stock Market® LLC
Nasdaq Equity Premium Yield ETF	The NASDAQ Stock Market® LLC
Market prices for the Funds’ shares may be different from their net asset value (“NAV”).
The Funds issue and redeem their shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units”. Creation Units are issued and redeemed in exchange for a basket of securities and/or cash. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Funds (each, an “Authorized Participant”).
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

14	J.P. Morgan Exchange-Traded Funds	June 30, 2026

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAV of the Funds are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Options are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Equity Premium Yield ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$256,830,635	$—	$—	$256,830,635
Depreciation in Other Financial Instruments
Options Written (a)
Call Options Written	$(1,050,111)	$—	$—	$(1,050,111)

(a)	Please refer to the SOI for specifics of portfolio holdings.

Nasdaq Equity Premium Yield ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$389,075,772	$—	$—	$389,075,772
Depreciation in Other Financial Instruments
Options Written (a)
Call Options Written	$(3,119,401)	$—	$—	$(3,119,401)

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of June 30, 2026, the Funds had no investments in restricted securities including securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

June 30, 2026	J.P. Morgan Exchange-Traded Funds	15

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (Unaudited) (continued)
C. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value (but generally 102% or 105%, as explained below) plus accrued interest on the securities lent, which is invested in an affiliated money market fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrower. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
The Funds did not lend out any securities during the period ended June 30, 2026.
D. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Equity Premium Yield ETF
For the period ended June 30, 2026
Security Description	Value at March 18, 2026(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (b) (c)	$—	$14,167,352	$7,896,340	$—	$—	$6,271,012	6,271,012	$42,211	$—

(a)	Commencement of operations was March 18, 2026.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2026.

16	J.P. Morgan Exchange-Traded Funds	June 30, 2026

Nasdaq Equity Premium Yield ETF
For the period ended June 30, 2026
Security Description	Value at March 18, 2026(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (b) (c)	$—	$23,552,537	$17,665,064	$—	$—	$5,887,473	5,887,473	$58,363	$—

(a)	Commencement of operations was March 18, 2026.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2026.
E. Options— The Funds purchased and sold (“wrote”) put and call options on various instruments including options on indices to manage and hedge interest rate risks within their portfolios and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller.
Options Purchased— Premiums paid by the Funds for options purchased are included on the Statements of Assets and Liabilities as Options purchased. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation on options purchased on the Statements of Operations. If the option is allowed to expire, the Funds will lose the entire premium they paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.
Options Written— Premiums received by the Funds for options written are included on the Statements of Assets and Liabilities as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change in market value is recorded as Change in net unrealized appreciation/depreciation on options written on the Statements of Operations. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Funds record a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Funds is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.
The Funds pledge collateral to the counterparty in the form of cash or securities for options written. Cash collateral deposited at the Funds' custodian for the benefit of the broker is recorded as Restricted cash for exchange-traded options on the Statements of Assets and Liabilities. Securities designated as collateral are denoted on the SOIs, if any.
Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put premium.
The Funds are not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.
The Funds' exchange-traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

June 30, 2026	J.P. Morgan Exchange-Traded Funds	17

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (Unaudited) (continued)
The table below discloses the volume of the Fund’s options contracts activity during the period ended June 30, 2026:
	Equity Premium Yield ETF	Nasdaq Equity Premium Yield ETF
Exchange-Traded Options:
Average Number of Contracts Purchased	2,433 (a)	3,331 (a)
Average Number of Contracts Written	(2,433)(a)	(3,331)(a)
Ending Number of Contracts Purchased	3,382	5,083
Ending Number of Contracts Written	(3,382)	(5,083)

(a)	For the period March 18, 2026 through June 30, 2026.
F. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
G. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of June 30, 2026, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
H. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least monthly. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
Each Fund’s strategy seeks to result in distributions that represent a return of capital. To achieve this result, each Fund intends to use losses otherwise generated by the sale, disposition or termination of certain equities and/or options positions to offset the realized capital gains generated by each Fund’s equity investments and options overlay strategy. No guarantee can be made regarding the tax characterization of the distributions.
I. Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' Principal Executive Officer and Principal Financial Officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
J. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. Management is currently evaluating the amendment and its impact to the financial statements.
3. Fees and Other Transactions with Affiliates
A. Management Fee—JPMIM manages the investments of each Fund pursuant to a Management Agreement. For such services, JPMIM is paid a fee which is accrued daily and paid no more frequently than monthly based on each Fund's respective average daily net assets at the following rate:

Equity Premium Yield ETF	0.35%
Nasdaq Equity Premium Yield ETF	0.35

18	J.P. Morgan Exchange-Traded Funds	June 30, 2026

Under each Management Agreement, JPMIM is responsible for substantially all expenses of each Fund, (including expenses of the Trust relating to each Fund), except for the management fees, payments under the Funds' 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the Adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of each Fund’s business. Additionally, each Fund is responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with each Fund’s securities lending program, if applicable. For the avoidance of doubt, the Adviser’s payment of such expenses may be accomplished through a Fund’s payment of such expenses and a corresponding reduction in the fee payable to the Adviser, provided, however, that if the amount of expenses paid by a Fund exceeds the fee payable to the Adviser, the Adviser will reimburse that Fund for such amount.
B. Administration Fee— JPMIM provides administration services to the Funds. Pursuant to each Management Agreement, JPMIM is compensated as described in Note 3.A.
JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the management fees payable to JPMIM.
C. Custodian, Accounting and Transfer Agent Fees— JPMCB provides custody, accounting and transfer agency services to the Funds. For performing these services, JPMIM pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses.
Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are paid to JPMIM to offset certain custodian charges that are covered by each Management Agreement.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
D. Distribution Services— The Distributor or its agent distributes Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of each Fund. JPMDS receives no fees for its distribution services under the distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.
E. Waivers and Reimbursements— The Funds may invest in one or more money market funds advised by the Adviser ("Affiliated Money Market Funds"). The fees for the Affiliated Money Market Funds, except for investments of securities lending cash collateral, are covered under each Management Agreement as described in Note 3.A.
F. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers receive no compensation from the Funds for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. The fees associated with the office of the Chief Compliance Officer are paid for by JPMIM as described in Note 3.A.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the period ended June 30, 2026, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Equity Premium Yield ETF	$285,919,005	$183,015,808
Nasdaq Equity Premium Yield ETF	389,924,956	294,531,152
During the period ended June 30, 2026, there were no purchases or sales of U.S. Government securities.
For the period ended June 30, 2026, in-kind transactions associated with creations and redemptions were as follows:
	In-Kind Purchases	In-Kind Sales
Equity Premium Yield ETF	$136,358,911	$—
Nasdaq Equity Premium Yield ETF	259,537,332	—

June 30, 2026	J.P. Morgan Exchange-Traded Funds	19

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (Unaudited) (continued)
During the period ended June 30, 2026, the Fund delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Fund recorded net realized gains and losses in connection with each in-kind redemption transaction.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at June 30, 2026 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Equity Premium Yield ETF	$241,433,163	$21,370,935	$7,023,574	$14,347,361
Nasdaq Equity Premium Yield ETF	350,921,586	46,404,668	11,369,883	35,034,785
6. Capital Share Transactions
The Trust issues and redeems shares of the Funds only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statements of Changes in Net Assets.
Shares of the Funds may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Fund's shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Funds. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.
Creation Units of a Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of equity securities and other instruments (“Deposit Instruments”) and cash as described in the Funds' registration statement. In these instances, the initial Deposit Instruments and cash must be deposited in an amount equal to the sum of the cash amount plus at least 105% for the Funds of the market value of undelivered Deposit Instruments, which is held in a segregated account at the Funds' custodian. The value of the collateral, if any, is recorded as Segregated cash balance with Authorized Participant for deposit securities and Collateral upon return of deposit securities, on the Statements of Assets and Liabilities. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.
Authorized Participants transacting in Creation Units for cash may also pay a variable fee to compensate the relevant fund for market impact expenses relating to investing in portfolio securities. Such variable fees, if any, are included in “Proceeds from shares issued” in the Statements of Changes in Net Assets.
7. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the period ended June 30, 2026.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 27, 2026.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the period ended June 30, 2026.
8. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

20	J.P. Morgan Exchange-Traded Funds	June 30, 2026

As of June 30, 2026, the Adviser owned shares representing more than 10% of net assets of the following Funds:
% of Ownership
Equity Premium Yield ETF	42%
Nasdaq Equity Premium Yield ETF	30
Significant shareholder transactions by the Adviser may impact the Funds' performance.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses and could make derivatives more difficult for the Funds to value accurately.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Funds’ holdings. During such periods, investors may incur significant losses if shares are sold.
The Funds may not track the return of their underlying index for a number of reasons and therefore may not achieve their investment objective. For example, the Funds incur a number of operating expenses not applicable to their underlying index, and incur costs in buying and selling securities, especially when rebalancing the Funds’ securities holdings to reflect changes in the composition of the underlying index. In addition, each Fund’s return may differ from the return of its underlying index as a result of, among other things, pricing differences and the inability to purchase certain securities included in the underlying index due to regulatory or other restrictions.
While it is anticipated that the Fund’s investment strategy may result in a significant portion of distributions being paid as a return of capital for tax purposes, in certain years and certain market environments the Funds may distribute no return of capital, and all of the distributions paid in such years and market environments may be classified and taxable as ordinary income. No assurance can be given regarding the future tax character of the Funds’ distributions.
The options overlay strategy of the Funds may result in the Funds being subject to the federal tax rules applicable to straddles under the Internal Revenue Code of 1986, as amended (the Internal Revenue Code). If positions held by the Funds were treated as “straddles” for federal income tax purposes, or the Funds’ risk of loss with respect to a position was otherwise diminished as set forth in Treasury regulations, dividends on stocks that are a part of such positions may not be eligible to be treated as qualified dividend income for non-corporate shareholders or for the dividends received deduction for corporate shareholders. In addition, generally, straddles are subject to certain rules that may affect the amount, character and timing of the Funds’ gains and losses with respect to straddle positions.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, trade wars, retaliatory trade measures, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

June 30, 2026	J.P. Morgan Exchange-Traded Funds	21

J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2026. All rights reserved. June 2026.
SAN-ETF-626

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.

Statement Regarding Basis for Approval of Initial Management Agreements
On November 18-20, 2025, the Board of Trustees (the “Board” or the “Trustees”) held meetings and approved the initial management agreements (each a “Management Agreement” and collectively, the “Management Agreements”) for the JPMorgan Equity Premium Yield ETF and JPMorgan Nasdaq Equity Premium Yield ETF. Each of the funds is referred to herein as a “Fund” and collectively, as the “Funds”. The Management Agreements were approved by a majority of the Trustees who are not “Interested Persons” (as defined in the Investment Company Act of 1940) of any party to each Management Agreement or any of their affiliates. In connection with the approval of each Management Agreement, the Trustees reviewed written materials prepared by J.P. Morgan Investment Management Inc. (the “Adviser”) and received oral presentations from Adviser personnel. Before voting on the proposed Management Agreements, the Trustees reviewed each Management Agreement with representatives of the Adviser and with counsel to the Funds and independent legal counsel to the Trustees and received a memorandum from independent legal counsel discussing the legal standards for their consideration of the proposed Management Agreements. They also considered information they received from the Adviser over the course of the year in connection with their oversight of other funds managed by the Adviser. The Trustees also discussed each proposed Management Agreement with independent legal counsel in executive session at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Management Agreement is provided below. The Trustees considered information provided with respect to the Funds and the approval of the Management Agreements. Each Trustee attributed his or her own evaluation of the significance of the various factors, and no factor alone was considered determinative. The Trustees determined that the proposed compensation to be received by the Adviser from each Fund under its Management Agreement was fair and reasonable and that initial approval of the Management Agreements was in the best interests of each Fund and its potential shareholders.
Summarized below are the material factors considered and discussed by the Trustees in reaching their conclusions:
Nature, Extent and Quality of Services Provided by the Adviser
In connection with the approval of each Fund’s initial Management Agreement, the Trustees considered the materials furnished specifically in connection with the approval of the applicable Management Agreement, as well as other relevant information furnished for the Trustees, regarding the nature, extent, and quality of services provided by the Adviser. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel;
•
The qualifications, backgrounds and responsibilities of the portfolio management team to be primarily responsible for the day-to-day management of each Fund;
•
The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;
•
Information about the structure and distribution strategy of each Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services to be provided by the Adviser under the Management Agreements;
•
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Funds and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Funds;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of services to be provided to the Funds by the Adviser.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits expected to be received by the Adviser and its affiliates as a result of their relationship with the Funds. Additionally, the Trustees considered that any fall-out or ancillary benefits would be comparable to those related to the other funds in the complex.
The Trustees also considered the benefits the Adviser is expected to receive as the result of the roles JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, plays as custodian, fund accountant and transfer agent for the Funds, including the profitability of those arrangements to JPMCB.

Economies of Scale
The Trustees considered the extent to which the Funds may benefit from potential economies of scale. The Trustees considered that under the Management Agreements, the Adviser will provide advisory and administrative services and will be responsible for substantially all expenses of each Fund except for certain enumerated contractual exclusions under a “unitary fee” structure. The Trustees noted that the proposed unitary management fee for each Fund does not contain breakpoints. The Trustees considered that shareholders would benefit because expenses would be limited even when a Fund is new and not achieving economies of scale. The Trustees considered the fact that increases in assets would not lead to management fee decreases even if economies of scale are achieved, but also that the Trustees would have the opportunity to further review the appropriateness of the fee payable to the Adviser under its Management Agreement in the future. After considering the factors identified above, the Trustees concluded that each Fund’s shareholders will receive the benefits of potential economies of scale.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of management services and fee rates offered to clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, and for management styles substantially similar to that of each Fund.
The Trustees considered the Adviser’s view that it does not currently manage other accounts with substantially similar investment strategies as those of each Fund.
Investment Performance
The Trustees considered each Fund’s investment strategies and processes, the portfolio management team and competitive positioning against identified peer funds and concluded that the prospects for competitive future performance were acceptable.
Management Fees
The Trustees considered the contractual management fee rate that will be paid by each Fund to the Adviser and compared that rate to information prepared by Broadridge Investor Communications Solutions Inc. (“Broadridge”), an independent provider of investment company data, providing management fee rates paid by other funds in the same Morningstar category as each Fund. The Trustees also considered the fees paid to JPMCB, for custody, fund accounting, transfer agency and other related services for each Fund and the profitability of these arrangements to JPMCB.
The Trustees considered how each Fund will be positioned against peer funds, as identified by management and/or Broadridge, as well as how the peer funds included in the Broadridge data differed from the Funds. The Trustees also noted that because the Funds were not yet operational, no profitability information was available. After considering the factors identified above and other factors, in light of the information, the Trustees concluded that each Fund’s proposed management fee was fair and reasonable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Refer to Item 7.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2), exactly as set forth below:

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(2) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Exchange-Traded Fund Trust

By:	/s/ Matthew J. Kamburowski
Matthew J. Kamburowski
President and Principal Executive Officer
September 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Matthew J. Kamburowski
Matthew J. Kamburowski
President and Principal Executive Officer
September 8, 2026

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
September 8, 2026